PROVISIONS (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Reconciliation of changes in other provisions [abstract]
Provisions at beginning of period	$ 46.8
Additions	50.8
Amount used	(33.1)
Reversal of unused amounts	(2.9)
Disposal of discontinued operations (Note 2)	(0.5)
Foreign currency exchange differences	0.0
Transfers and others	(4.5)
Provisions at end of period	56.6
Current portion	42.6	$ 26.7
Non-current portion	14.0	$ 20.1
Restoration and simulator removal
Reconciliation of changes in other provisions [abstract]
Provisions at beginning of period	9.2
Additions	0.2
Amount used	(0.1)
Reversal of unused amounts	0.0
Disposal of discontinued operations (Note 2)	0.0
Foreign currency exchange differences	0.1
Transfers and others	0.3
Provisions at end of period	9.7
Current portion	0.0
Non-current portion	9.7
Restructuring
Reconciliation of changes in other provisions [abstract]
Provisions at beginning of period	1.1
Additions	27.7
Amount used	(13.5)
Reversal of unused amounts	(0.1)
Disposal of discontinued operations (Note 2)	0.0
Foreign currency exchange differences	0.0
Transfers and others	0.1
Provisions at end of period	15.3
Current portion	15.3
Non-current portion	0.0
Legal
Reconciliation of changes in other provisions [abstract]
Provisions at beginning of period	1.8
Additions	0.1
Amount used	(1.0)
Reversal of unused amounts	(0.6)
Disposal of discontinued operations (Note 2)	0.0
Foreign currency exchange differences	0.0
Transfers and others	0.0
Provisions at end of period	0.3
Current portion	0.3
Non-current portion	0.0
Warranties
Reconciliation of changes in other provisions [abstract]
Provisions at beginning of period	23.9
Additions	8.8
Amount used	(14.9)
Reversal of unused amounts	0.0
Disposal of discontinued operations (Note 2)	(0.5)
Foreign currency exchange differences	0.0
Transfers and others	(2.7)
Provisions at end of period	14.6
Current portion	11.1
Non-current portion	3.5
Onerous contracts and other
Reconciliation of changes in other provisions [abstract]
Provisions at beginning of period	10.8
Additions	14.0
Amount used	(3.6)
Reversal of unused amounts	(2.2)
Disposal of discontinued operations (Note 2)	0.0
Foreign currency exchange differences	(0.1)
Transfers and others	(2.2)
Provisions at end of period	16.7
Current portion	15.9
Non-current portion	$ 0.8